Income Tax Expense	6 Months Ended
Sep. 30, 2024
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
19.	INCOME TAX EXPENSE

The Company is formed in Cayman Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Island withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to the profits tax on the taxable income derived from its activities conducted in Hong Kong. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to US$254,268 (HK$2,000,000), and 16.5% on any part of assessable profits over US$254,268 (HK$2,000,000).

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the local jurisdiction.

	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)
Tax recognized in profit or loss
Current tax expense
Current period	315,503	233,225

Reconciliation of effective tax rate
Income/ (loss) before income tax	6,360,424	(3,623,730)
Tax calculated at domestic tax rate applicable to respective profits (2023: 16.5%)		-
Lower domestic tax rate applicable to respective profits (2023: 8.25%)	1,049,454	(597,915)
Effect of tax rates in foreign jurisdiction	(21,429)	(21,068)
Effect of non-taxable income	(1,041,985)	(5,484)
Effect of non-deductible expense	26,003	—
Utilisation of tax loss	(131,075)	—
Tax effect of tax loss not recognized	434,535	857,692
Income tax expense	315,503	233,225

The full realization of the tax benefit associated with the carry forward depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in Hong Kong has unused net operating losses available for carry forward to future years. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams.